Cost of Sales	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Cost of sales	COST OF SALES

	United States Dollar
Figures in millions unless otherwise stated	2022	2021	2020

Salaries and wages	(397.4)	(397.8)	(352.5)
Consumable stores	(397.4)	(319.6)	(267.4)
Utilities	(141.5)	(134.1)	(121.3)
Mine contractors	(658.0)	(628.2)	(575.3)
Other	(337.2)	(304.8)	(238.1)
Cost of sales before gold inventory change and amortisation and depreciation	(1,931.5)	(1,784.5)	(1,554.6)
Gold inventory change	168.1	122.8	65.5
Cost of sales before amortisation and depreciation	(1,763.4)	(1,661.7)	(1,489.1)
Amortisation and depreciation	(844.3)	(713.2)	(661.3)
Total cost of sales	(2,607.7)	(2,374.9)	(2,150.4)